Related Party Transactions (Schedule of Related Party Transactions) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Related Party Transactions [Abstract]
Net sales	$ 1,360	$ 418	$ 1,567
Reimbursements against research and development costs	0	2,032	$ 0
Accounts receivable	1,302	1,209
Loans receivable, including interest	13,067	7,472
Accounts payable	391	471
Accrued and other current liabilities	3,926	0
Other long-term liabilities	$ 5,889	$ 0